Allison Pristash State Street 1 Lincoln Street Mail Stop SUM 0703 Boston, MA 02111 Tel +1 617 662 7031 APristash@StateStreet.com

August 10, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated July 27, 2018 to the prospectuses for the following funds:

iShares Currency Hedged MSCI ACWI ETF

iShares Currency Hedged MSCI ACWI ex U.S. ETF

iShares Currency Hedged MSCI Australia ETF

iShares Currency Hedged MSCI Canada ETF

iShares Currency Hedged MSCI Italy ETF

iShares Currency Hedged MSCI Mexico ETF

iShares Currency Hedged MSCI South Korea ETF

iShares Currency Hedged MSCI Spain ETF

iShares Currency Hedged MSCI Switzerland ETF

iShares Currency Hedged MSCI United Kingdom ETF

The purpose of this filing is to submit the 497 dated July 27, 2018 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Allison Pristash
Allison Pristash

cc: Benjamin Haskin, Esq.